Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on debt	$ 203	$ 164	$ 163
Interest on exchangeable debentures	29	29	29
Interest on exchangeable preferred shares	28	28	28
Capitalized interest	(57)	(16)	(14)
Interest on lease liabilities	9	7	7
Credit facility fees, bank charges and other interest	21	27	20
Tax shield on tax equity financing	0	(2)	(9)
Accretion of provisions	48	49	32
Interest expense	$ 281	$ 286	$ 256